Fundamental Large Cap Value Fund | Class R1, R3, R4, and R5 Shares
Fund summary John Hancock Fundamental Large Cap Value Fund
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Fundamental Large Cap Value Fund Class R1, R3, R4, and R5 Shares	Class R1, Fundamental Large Cap Value Fund	Class R3, Fundamental Large Cap Value Fund	Class R4, Fundamental Large Cap Value Fund	Class R5, Fundamental Large Cap Value Fund
Shareholder Fees Column [Text]	Class R1	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fundamental Large Cap Value Fund Class R1, R3, R4, and R5 Shares		Class R1, Fundamental Large Cap Value Fund	Class R3, Fundamental Large Cap Value Fund	Class R4, Fundamental Large Cap Value Fund	Class R5, Fundamental Large Cap Value Fund
Operating Expenses Column [Text]		Class R1	Class R3	Class R4	Class R5
Management fee		0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	15.21%	15.21%	15.21%	15.21%
Service plan fee		0.25%	0.15%	0.10%	0.05%
Total annual fund operating expenses		16.66%	16.56%	16.26%	15.96%
Contractual expense reimbursement	[2]	(15.07%)	(15.07%)	(15.07%)	(15.07%)
Total annual fund operating expenses after expense reimbursements		1.59%	1.49%	1.19%	0.89%
[1]	Based on estimated expenses for the current fiscal year.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Classes R1, R3, R4 and R5, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, underlying fund expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example Fundamental Large Cap Value Fund Class R1, R3, R4, and R5 Shares (USD $)	Class R1, Fundamental Large Cap Value Fund	Class R3, Fundamental Large Cap Value Fund	Class R4, Fundamental Large Cap Value Fund	Class R5, Fundamental Large Cap Value Fund
Expense Example, By Year, Column [Text]	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	3,217	3,195	3,128	3,060

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of March 31, 2011, the lowest market capitalization in this group was $9.85 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadviser uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadviser seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadviser seeks to sell fund holdings when the valuation is no longer favorable, the subadviser’s assessment of the quality of the business changes or when the subadviser finds more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.